SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
-----------------------------------------------------------------------------

                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                          VARIABLE SEPARATE ACCOUNT
       Polaris Retirement Protector Variable Annuity dated May 2, 2016
-----------------------------------------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
        Polaris Retirement Protector Variable Annuity dated May 2, 2016
-----------------------------------------------------------------------------

Effective August 22, 2016, the Income Credit percentage rate is changed for the optional Polaris Income Plus Living Benefit. All references to the annual "6% Income Credit" for the optional Polaris Income Plus Living Benefit in the prospectus are hereby changed to "5.5% Income Credit" for applications signed on or after August 22, 2016 and received by the Company.

THE FOLLOWING REPLACES THE TABLE UNDER "INCOME CREDIT" IN THE LIVING BENEFIT DEFINED TERMS SECTION OF THE PROSPECTUS:

-----------------------       --------------------------------------------------------
INCOME CREDIT                 INCOME
(AS A PERCENTAGE OF THE       CREDIT AVAILABILITY
INCOME CREDIT BASE)
-----------------------       --------------------------------------------------------
5.5%                          Available during the first 12 Benefit Years - the
                              Income Credit is reduced in years withdrawals are
                              taken
-----------------------       --------------------------------------------------------

The optional Polaris Income Plus Living Benefit Examples 2 - 5 in Appendix C of the prospectus which reflects the previous Income Credit percentage do not apply to applications signed on or after August 22, 2016 and received by the Company.

THE FOLLOWING REPLACES THE POLARIS INCOME PLUS TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" IN THE POLARIS INCOME PLUS LIVING BENEFIT SECTION OF THE PROSPECTUS FOR APPLICATIONS SIGNED ON OR AFTER AUGUST 22, 2016 AND RECEIVED BY THE COMPANY:

POLARIS INCOME PLUS

-------------------------------------    -------------------
NUMBER OF COVERED PERSONS                POLARIS INCOME PLUS
AND AGE OF COVERED                       INCOME OPTION WITH
PERSON AT FIRST WITHDRAWAL*              DYNAMIC ALLOCATION
--------------------------------------   -------------------
One Covered Person (Age 45 - 59)         4.0% / 3.0%**
--------------------------------------   -------------------
One Covered Person (Age 60 - 64)         5.0% / 3.0%**
--------------------------------------   -------------------
One Covered Person (Age 65  - 71)        6.0% / 4.0%
--------------------------------------   -------------------
One Covered Person (Age 72 and Older)    6.5% / 4.0%
--------------------------------------   -------------------
Two Covered Persons (Age 45 - 59)        3.5% / 3.0%***
--------------------------------------   -------------------
Two Covered Persons (Age 60 - 64)        4.5% / 3.0%***
--------------------------------------   -------------------
Two Covered Persons (Age 65 - 71)        5.5% / 4.0%
--------------------------------------   -------------------
Two Covered Persons (Age 72 and Older)   6.0% / 4.0%
--------------------------------------   -------------------

             THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL
             WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE
             REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE
             FOR EACH OF THE OPTIONS SHOWN.

             *If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

             **If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

             *** If Two Covered Persons are elected, the
             Protected Income Payment Percentage is 4.0% if the
             Income base is increased to a new Highest
             Anniversary Value on or after the younger Covered
             Person's 65th birthday.


We reserve the right to modify the rates referenced above at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.


Dated:  August 22, 2016

               Please keep this Supplement with your Prospectus